Share-based compensation (Details - Assumptions) - Stock Options [Member]	3 Months Ended
Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	211.00%
Expected life	3 years 4 months 24 days
Risk free interest rate	0.31%